Investment in associates	12 Months Ended
Dec. 31, 2025
Investment in associates
Investment in associates
9. Investment in associates
9.1 Investments in subsidiaries and associates

Accounting policy:

(i) Subsidiaries

The Company controls an entity when it is exposed to, or has a right over, variable returns arising from its involvement with the entity and has the ability to affect those returns through the exercise of its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which the Company obtains control until the date on which control is discontinued.

The Company assesses whether it retains control over an investee if facts and circumstances indicate that there have been changes in one or more of the three elements of control mentioned above.

When the Company does not hold a majority of the voting rights in an investee, it retains control over the investee when the voting rights are sufficient to enable it, in practice, to unilaterally direct the relevant activities of the investee. In assessing whether the Company's voting rights in an investee are sufficient to give it control, the Company considers all relevant facts and circumstances, including:

  The size of the Company's holding of voting rights in relation to the size and dispersion of the holdings of other holders of voting rights;
  Potential voting rights held by the Company, by other holders of voting rights or by other parties;
  Rights arising from other contractual agreements; and
  Any additional facts and circumstances that indicate that the Company has, or does not have, the ability to direct the relevant activities when decisions need to be made, including voting at meetings.

When necessary, the financial statements of subsidiaries are adjusted to bring their accounting policies into line with the Company's accounting policies.

All intra-group transactions, balances, income, expenses and cash flows are eliminated in the consolidated financial statements.

Changes in interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amounts of the Company’s interests and the non-controlling interests are adjusted to reflect the changes in their respective ownership interests in the subsidiaries. The difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the Company’s owners.

When the Company loses control of a subsidiary, the gain or loss on disposal recognized in profit or loss is calculated as the difference between: (i) the sum of the fair value of the consideration received and the fair value of any interest retained in the former subsidiary and (ii) the previous book value of the assets (including goodwill) and liabilities of the subsidiary and the non-controlling interest. Any amounts previously recognized in “Other comprehensive income” related to the subsidiary are treated as if the Company had directly disposed of the related assets and liabilities of the subsidiary (i.e. they are reclassified to profit or loss or transferred to another equity account). The fair value of any investment held in the former subsidiary on the date control is lost is considered as the fair value on initial recognition for subsequent accounting purposes, when applicable, or as the cost on initial recognition of an investment in an associate or joint venture.

An equity instrument, initially recognized as a financial asset measured at fair value through profit or loss (FVTPL) or at fair value through other comprehensive income (FVOCI), may subsequently be accounted for under the equity method when:

  The investor acquires an additional interest that grants significant influence over an associate or joint control over a joint venture; or
  A change in circumstances occurs that results in obtaining significant influence or joint control, even without acquiring an additional interest (e.g., a change in the shareholders’ agreement that alters decision-making power).

In such situations, the financial asset is derecognized and the investment is recognized at the cost of the instrument on the date of reclassification, plus any directly attributable transaction costs. When an instrument previously classified as FVOCI is reclassified to the equity method, the cumulative gains or losses in other comprehensive income are reclassified directly to equity, without being recycled through profit or loss.

(ii) Associates:

Associates are entities over which the Company has significant influence, but not control or joint control, over their financial and operating policies.

Significant influence is the power to participate in the financial and operating policy decisions of an investee, but without having individual or joint control over those policies. If the investor holds, directly or indirectly, less than twenty percent of the investee’s voting power, it is presumed that the investor does not have significant influence, unless such influence can be clearly demonstrated.

For investments with an interest of less than twenty percent, the Company performs the appropriate assessments to determine whether it has significant influence.

Intercompany balances and transactions, and any unrealized income or expenses arising from intercompany transactions, are eliminated in the preparation of the consolidated financial statements.

Under the equity method, the Company’s share of the profit or loss for the period of associates is recognized in the statement of profit or loss, within “Share of profit (loss) of associates.” Unrealized gains and losses resulting from transactions between the Company and its investees are eliminated based on the Company’s ownership interest in those investees. Other comprehensive income of subsidiaries, associates, and joint ventures is recognized directly in the Company’s equity, within “Other comprehensive income."

Investments in which the Company has significant influence are measured using the equity method and, when applicable, are reduced by any provision for impairment losses.

Unrealized gains arising from transactions with investments accounted for using the equity method are eliminated against the carrying amount of the investment to the extent of the Company’s interest in the investee. Unrealized losses are similarly eliminated, but only to the extent that there is no evidence of impairment.

The Company's subsidiaries are listed below:

	December 31, 2025	December 31, 2024
Direct and indirect participation in subsidiaries,excluding treasury shares
Corporate
Cosan Corretora de Seguros Ltda	100.00%	100.00%
Cosan Nove Participações S.A.	87.27%	73.09%
Cosan Luxembourg S.A. (i)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A.	100.00%	100.00%
Cosan Limited Partners Brasil Consultoria Ltda.	98.13%	98.13%
Barrapar Participações Ltda.	100.00%	100.00%
Aldwych Temple	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Dez Participações S.A.	100.00%	76.80%
FIP Celeste (ii)	100.00%	—
Radar
Radar Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Radar II Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Nova Agrícola Ponte Alta S.A. (iii)	50.00%	50.00%
Nova Amaralina S.A Propriedades Agrícolas (iii)	50.00%	50.00%
Nova Santa Bárbara Agrícola S.A. (iii)	50.00%	50.00%
Terras da Ponta Alta S.A. (iii)	50.00%	50.00%
Castanheira Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Manacá Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Paineira Propriedades Agrícolas S.A. (iii)	50.00%	50.00%
Tellus Brasil Participações S.A. (iv)	20.00%	20.00%
Janus Brasil Participações S.A. (iv)	20.00%	20.00%
Duguetiapar Empreendimentos e Participações S.A. (iv)	20.00%	20.00%
Gamiovapar Empreendimentos e Participações S.A. (iv)	20.00%	20.00%
Moove
Moove Lubricants Holdings	70.00%	70.00%
Rumo
Rumo S.A. (v)	30.31%	30.40%

(i)	As of December 31, 2025, the subsidiary Cosan Luxembourg S.A. had a negative net equity position (shareholders 'equity deficit) of R$ 371,031, as shown below. Notwithstanding this situation, the Company assessed the circumstances and concluded that there are no other events or conditions that, individually or collectively, raise significant doubts about Cosan Luxembourg S.A.'s ability to continue as a going concern. The subsidiary has the financial support of the Company to ensure the fulfillment of its obligations.
(ii)	On December 26, 2025, the members of the Company's Board of Directors approved the formation of the Classe Única do Celeter Fundo de Investimento em Participações Multiestratégia Responsabilidade Limitada (“FIP Celeste”), where it contributed shares issued by Moove Lubricants Holdings (“Moove”) representing approximately 19.9% of Moove's share capital. Thus, the Company now directly holds 50.1% of Moove's capital and indirectly 19.9% through FIP Celeste.
(iii)	The Company is the majority shareholder, holding 50% of the share capital plus one share.
(iv)	The Company holds more than 60% of the voting shares of each entity, has decision-making power over the relevant activities of each entity, and has the right to appoint the majority of the members of the board of directors of each entity, under the terms of an agreement entered into with other shareholders of these entities.
(v)	The Company is the largest shareholder. Additionally, the Company has decision-making power over the relevant activities of this entity and has the right to appoint the majority of the members of the board of directors, in accordance with the shareholders' agreement entered into with the other shareholders of the entity.

The following are the investments in subsidiaries as of December 31, 2025, considered relevant to the Company:

	Number of shares of the investee	Investor's shares	Investor's interest
Rumo
Rhall Terminais Ltda	28,580	8,574	30.00%
Termag - Terminal Marítimo de Guarujá S.A.	500,000	100,000	20.00%
TGG - Terminal de Granéis do Guarujá S.A.	500,000	50,000	10.00%
CLI Sul S.A.	543,750,625	108,750,125	20.00%
Terminal XXXIX S.A.	14,200,000	7,100,000	50.00%
Terminal Multimodal de Grãos e Fertilizantes S.A.	111,615,803	55,807,902	50.00%
Compass
CEG Rio S.A.	1,995,022,625	746,251,086	37.41%
Companhia de Gás de Mato Grosso do Sul - Msgás	61,610,000	30,188,900	49.00%
Companhia de Gás de Santa Catarina - Scgás	10,749,497	4,407,293	41.00%

	Balance as of January 1, 2025	Interest in earnings of investees	Declared dividends	Reclassification to assets held for sale	Write-off related to the sale of a stake	Increase (decrease) of capital	Other	Balance as of December 31, 2025	Dividends receivable (i)
Rumo
Rhall Terminais Ltda	7,297	3,289	(3,000)	—	—	—	—	7,586	—
Termag - Terminal Marítimo de Guarujá S.A.	4,297	405	—	—	—	—	8	4,710	—
TGG - Terminal de Granéis do Guarujá S.A.	16,423	6,010	(6,700)	—	—	—	—	15,733	—
CLI Sul S.A.	222,791	4,415	—	—	—	(26,000)	—	201,206	—
Terminal XXXIX S.A.	—	85,201	(35,960)	60,792	—	—	—	110,033	—
Terminal Multimodal de Grãos e Fertilizantes S.A.	30,058	2,205	(524)	—	—	25,805	—	57,544	542
Compass
Companhia de Gás de Santa Catarina - Scgás	653,687	43,578	(39,918)	—	—	—	—	657,347	5,902
CEG Rio S.A.	336,792	54,704	(16,203)	—	—	—	—	375,293	14,055
Companhia de Gás de Mato Grosso do Sul - Msgás	287,476	18,000	(22,926)	—	—	—	—	282,550	14,007
Corporate
Vale S.A.	9,112,136	—	—	—	(8,892,803)	—	(219,333)	—	—
Other	7,609	2,115	—	—	—	—	(418)	9,306	—
Total	10,678,566	219,922	(125,231)	60,792	(8,892,803)	(195)	(219,743)	1,721,308	34,506

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

	Balance as of January 1, 2024	Interest in earnings of investees	Impairment loss in an associate	Declared dividends	Reclassification to assets held for sale	Write-off related to the sale of a stake	Business combinations	Capital increase	Other	Balance as of December 31, 2024	Dividends receivable (i)
Rumo
Rhall Terminais Ltda	6,170	2,335	—	(1,208)	—	—	—	—	—	7,297	—
Termag - Terminal Marítimo de Guarujá S.A.	6,018	(1,721)	—	—	—	—	—	—	—	4,297	—
TGG - Terminal de Granéis do Guarujá S.A.	15,960	7,463	—	(7,000)	—	—	—	—	—	16,423	—
CLI Sul S.A.	217,738	17,953		(12,900)			—	—	—	222,791	—
Terminal XXXIX S.A.	66,415	14,247	—	(19,870)	(60,792)	—	—	—	—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A	—	78	—	(20)	—	—	—	30,000	—	30,058	17
Compass
Companhia Paranaense de Gás - Compagás	403,532	27,656	—	(18,209)	—	—	(413,271)	—	292	—	—
Companhia de Gás de Santa Catarina - Scgás	640,332	46,179	—	(32,824)	—	—	—	—	—	653,687	5,495
CEG Rio S.A.	288,386	66,796	—	(18,390)	—	—	—	—	—	336,792	16,426
Companhia de Gás de Mato Grosso do Sul - Msgás	297,874	13,856	—	(24,254)	—	—	—	—	—	287,476	—
Norgás S.A.	—	—	—	—	—	—	—	—	—	—	7,425
Corporate
Vale S.A	15,662,485	1,524,327	(4,672,396)	(1,041,100)	—	(2,462,833)	—	—	101,653	9,112,136	78,509
Other	6,459	(138)	—	—	—	—	—	—	1,288	7,609	—
Total	17,611,369	1,719,031	(4,672,396)	(1,175,775)	(60,792)	(2,462,833)	(413,271)	30,000	103,233	10,678,566	107,872

(i)	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.

Financial information of associates:

	Balance as of December 31, 2025				Balance as of December 31, 2024
	Assets	Liabilities	Shareholders’ equity and uncovered liabilities	Net income of the year	Assets	Liabilities	Shareholders’ equity and uncovered liabilities	Net income of the year
Rumo
Rhall Terminais Ltda.	38,850	(9,584)	29,266	11,108	26,500	(10,150)	16,350	7,987
Elevações Portuárias S.A.	2,348,302	(1,700,137)	648,165	34,087	2,183,550	(1,390,465)	793,085	66,042
Termag - Terminal Marítimo de Guarujá S.A.	255,599	(232,054)	23,545	1,413	280,950	(259,472)	21,478	(13,329)
TGG - Terminal de Granéis do Guarujá S.A.	221,055	(56,784)	164,271	62,033	233,962	(69,789)	164,173	68,477
Terminal XXXIX S.A.	523,560	(266,495)	257,065	105,416	—	—	—	—
Terminal Multimodal de Grãos e Fertilizantes S.A.	121,868	(6,777)	115,091	4,411	61,002	(1,032)	59,970	146
Compass
Companhia de Gás de Santa Catarina - Scgás	1,094,185	(211,015)	883,170	158,274	1,127,032	(328,564)	798,468	162,847
CEG Rio S.A.	1,412,608	(566,497)	846,111	145,032	1,695,573	(953,322)	742,251	184,905
Companhia de Gás de Mato Grosso do Sul - Msgás	341,407	(149,979)	191,428	49,532	378,691	(197,859)	180,832	37,640
Cosan Corporate
Vale S.A.	—	—	—	—	455,316,000	(248,544,000)	206,772,000	31,592,000

9.2 Acquisition of subsidiaries

Accounting policy:

Business combinations are accounted for using the acquisition method. The consideration transferred in the acquisition is measured at fair value, calculated as the sum of the fair values of the assets transferred by the Company on the acquisition date, the liabilities incurred by the Company in relation to the former controlling shareholders of the acquired entity and the equity interests issued by the Company in exchange for control of the acquired entity. Acquisition-related costs are recognized in profit or loss as incurred.

The consideration transferred does not include amounts relating to the payment of pre-existing relationships. These amounts are generally recognized in the income statement.

In determining whether a set of activities and assets constitutes a business, the Company assesses whether the set of assets and activities acquired includes at least one input and one substantive process that together contribute significantly to the ability to generate output.

On the acquisition date, identifiable assets acquired and liabilities assumed are recognized at fair value on that date, except for:

  Deferred tax assets or liabilities and assets and liabilities related to employee benefit arrangements, which are recognized and measured in accordance with IAS 12 and IAS 19;
  Share-based payment plans held by the acquiree's employees that need to be replaced (plan replacement). All or part of the new replacement plan amount issued by the Company is included in the measurement of the consideration transferred in the business combination. This determination is based on the fair value of the replacement plan compared to the fair value of the acquiree's share-based payment plan and to the extent that this replacement plan relates to services rendered prior to the combination; and
  Assets classified as held for sale, in accordance with IFRS 5, which are measured in accordance with this standard.

When measuring fair values, valuation techniques are used which consider market prices for similar items, discounted cash flow, among others.

Initially, goodwill is measured as the excess of the consideration transferred over the net assets acquired (identifiable assets acquired, net of liabilities assumed). If the consideration is less than the fair value of the net assets acquired, the difference must be recognized in profit or loss as a gain on a bargain purchase.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, as of the acquisition date, allocated to each of the Company's cash-generating units that are expected to benefit from the synergies of the combination, regardless of whether other assets or liabilities of the acquiree are attributed to these units.

When goodwill is part of a cash-generating unit and a portion of that unit is disposed of, the goodwill associated with the portion disposed of must be included in the cost of the transaction when determining the gain or loss on disposal. The goodwill disposed of in these circumstances is determined on the basis of the proportional values of the portion disposed of in relation to the cash-generating unit held.

Upon disposal of the cash‑generating unit, the carrying amount of the allocated goodwill is included in the determination of the gain or loss on disposal.

When the consideration transferred by the Company in a business combination includes a contingent consideration agreement, the contingent consideration is measured at fair value on the acquisition date and included in the consideration transferred in the business combination. Changes in the fair value of contingent consideration classified as measurement period adjustments are adjusted retroactively, with corresponding adjustments to goodwill. Measurement period adjustments correspond to adjustments resulting from additional information obtained during the “measurement period” (which cannot be longer than one year from the acquisition date), related to facts and circumstances existing on the acquisition date.

Subsequent accounting for changes in the fair value of contingent consideration not classified as measurement period adjustments depends on how the contingent consideration is classified. Contingent consideration classified as equity is not remeasured on subsequent disclosure dates, and its settlement is recorded in equity. The other contingent consideration amounts (liabilities or derivatives) are remeasured at fair value at each reporting date, with changes recognized in profit or loss.

When a business combination is carried out in stages, the interest previously held by the Company in the acquiree is remeasured to its fair value on the acquisition date, and the corresponding gain or loss, if any, is recognized in profit or loss. The values of the interests in the acquired entity prior to the acquisition date, previously recognized in “Other comprehensive income”, are reclassified to profit or loss, to the extent that such treatment would have been appropriate if the interest had been sold.

As this is a fair value measurement, if new information obtained within one year of the acquisition date about the facts and circumstances that existed on the acquisition date indicates adjustments to the aforementioned amounts or any additional provisions that existed on the acquisition date, the accounting for the acquisition will be reviewed. Management expects that only the measurement of intangible assets will have any impact on this assessment.

Contingent Liabilities recognized in a business combination

Contingent liabilities acquired in a business combination are initially measured at fair value on the acquisition date. At year-end, these contingent liabilities are measured at the higher of:

  the amount that would be recognized in accordance with IAS 37; and
  the amount initially recognized, less the accumulated amortization of revenue recognized in accordance with IFRS 15.

DIPI Holding Ltda.

On January 2, 2025, the subsidiary Cosan Lubricants e Especialidades S.A. (“CLE”) completed the acquisition of 100% of the shares of DIPI Holding Ltda. and its subsidiaries (“Grupo PAX”) for a total amount of R$ 329,006. Of this amount, R$ 232,886 was paid on the transaction date, and the remaining balance of R$ 96,120 will be settled in two installments, on the first and second anniversaries of the acquisition. The cash effect on the consolidated results was R$ 213,086, net of the acquired company's cash on the acquisition date.

The first installment is fixed, while the second installment constitutes an earn-out and is subject to adjustments according to the variation in EBITDA between the closing date and the respective reporting periods. If the consolidated EBITDA is lower than the basis EBITDA adjusted for the IPCA variation in the period, the sellers will receive a proportionally reduced amount. Furthermore, the second installment may be increased if the following conditions occur cumulatively: (i) the first installment is subject to a negative adjustment; (ii) the adjustment value of the second installment is positive; and (iii) the EBITDA of the first period was equal to or greater than 70% of the base EBITDA, respecting the maximum value of R$ 100 million for the total of the installments, subject to a maximum aggregate amount of R$ 100 million for both installments combined.

The acquisition was accounted for using the acquisition method, in accordance with IFRS 3 – Business Combinations. The significant accounting policies applied include the recognition and measurement of the identifiable assets acquired and liabilities assumed at their fair value at the acquisition date.

The PAX Group, headquartered in Brazil, operates primarily in the production and marketing of greases and lubricating oils, as well as the manufacture of plastic packaging for the lubricants market. The acquisition's main objectives were:

•	Increase synergies in supply chain planning;
•	Expand the product portfolio through product mix diversification;
•	Gain access to the packaging market, which is considered strategic;
•	Incorporate of technical knowledge in grease technologies and applications.
As of December 31, 2025, the fair value of the identifiable assets acquired totaled R$127,867, allocated as follows:
•	Customer Relationships: R$ 57,808. The fair value was determined using the Multi-Period Excess Earnings Method (MPEEM), which considered a five-year sales history and the customer churn rate to estimate the retention rate. Based on these assumptions, discounted cash flows were calculated to determine the fair value adjustment.
•	Trademarks and Patents: R$13,254. The fair value was determined using the Royalty Relief method, which was based on royalty rates charged by comparable companies (peers) in the market (1.5%) to estimate the royalty payments avoided as a result of the acquired trademark, discounted to present value.
•	Inventories: R$ 2,794. fair value was determined using a market approach.
•	Property plant and equipment: R$ 54,011. The fair value was assessed based on replacement cost.

On the acquisition date, a preliminary goodwill of R$236,469 was recognized, representing the expected future economic benefits arising from synergies and other intangible factors not individually identifiable. The goodwill balance as of December 31, 2025, with the final allocation of the valuation report, became R$226,740, with changes in the fair value allocations in fixed assets and customer portfolio.

From the acquisition date until December 31, 2025, the consolidated income statement includes revenues and net income generated by the PAX Group in the amounts of R$ 483,435 and R$ 47,950, respectively.

Both the fair value and the gross contractual value of the acquired receivables total R$ 18,408. The Company does not expect significant losses from the non-realization of these receivables.

The table below summarizes the values of the assets acquired and liabilities assumed on the acquisition date:

Transferred consideration
Cash transfer - on the closing date	232,886
Remaining installments	50,000
Earn-out	46,120
Transferred consideration	329,006

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	2,400
Trade receivables	18,408
Inventories	36,576
Other recoverable taxes	9,965
Property plant and equipment	91,239
Goodwill	226,740
Intangible assets (Except goodwill)	71,062
Other credits	18,583
Loans, borrowings and debentures	(77,002)
Trade payables	(7,444)
Other current liabilities	(18,046)
Deferred tax liabilities	(43,475)
Net assets acquired	329,006
Cash received	(2,400)
Consideration transferred, net of cash acquired	326,606
9.3 Non-controlling interest in subsidiaries

Accounting policy:

Non-controlling interests in subsidiaries are presented separately from the parent company's interest in consolidated equity. Non-controlling interests that represent equity interests and entitle their holders to a proportionate share of the entity's assets in the event of liquidation may be measured initially at fair value or based on the proportionate share of the acquired entity's identifiable net assets attributable to non-controlling interests. The choice of measurement method is made on a transaction-by-transaction basis. Other types of non-controlling interests are initially measured at fair value. After the acquisition, the book value of the non-controlling interests is determined by the value of these interests at initial recognition, adjusted by the portion of subsequent changes in the subsidiary's equity attributable to the non-controlling interests.

The result and each component of other comprehensive income are attributed to the Company's owners and to the non-controlling interests. The total comprehensive income of subsidiaries is attributed to the Company's owners and non-controlling interests, even if this results in a negative balance for non-controlling interests.

The following is a summary of financial information for each subsidiary that holds non-controlling interests relevant to the group. The figures disclosed for each subsidiary are before eliminations between companies.

	Shares issued by the subsidiary	Non-controlling interests	Non-controlling interest
Radar
Tellus Brasil Participações S.A.	106,907,867	42,664,607	80.00%
Janus Brasil Participações S.A.	286,370,051	112,905,168	80.00%
Duguetiapar Empreendimentos e Participações S.A.	35,988	14,256	80.00%
Gamiovapar Empreendimentos e Participações S.A.	12,132,621	4,785,951	80.00%
Radar Propriedades Agrícolas S.A.	737,500	431,806	50.00%
Nova Agrícola Ponte Alta S.A.	160,693,378	94,085,973	50.00%
Terras da Ponte Alta S.A.	16,066,329	9,406,835	50.00%
Nova Santa Bárbara Agrícola S.A.	14,360,726	8,408,205	50.00%
Nova Amaralina S.A.	30,603,159	17,918,149	50.00%
Paineira Propriedades Agrícolas S.A.	132,667,061	77,676,564	50.00%
Manacá Propriedades Agrícolas S.A.	126,200,853	73,890,599	50.00%
Castanheira Propriedades Agrícolas S.A.	83,850,938	49,094,724	50.00%
Radar II Propriedades Agrícolas S.A.	81,440,221	40,720,110	50.00%
Rumo
Rumo S.A.	1,858,828,617	1,296,299,127	69.69%
Moove
Moove Lubricants Holdings	34,963,764	17,446,918	49.90%
Corporativo
Cosan Nove Participações S.A.	7,663,761,736	975,404,073	33.84%
Cosan Limited Partners Brasil Consultoria Ltda.	160,000	3,000	1.87%

The following table presents a summary of information relating to each of the Company's subsidiaries that have significant non-controlling interests, prior to any intra-group eliminations.

	Balance as of January 1, 2025	Interest in earnings of investees	Capital increase (reduction)	Other comprehensive income	Dividends	Transaction with shareholders	Other	Balance as of December 31, 2025
Compass
Companhia de Gás de São Paulo - COMGÁS	26,637	12,602	—	(387)	(10,266)	—	—	28,586
Commit Gas S.A.	1,357,447	159,444	—	182	(117,068)	—	—	1,400,005
Companhia Paranaense de Gás - COMPAGAS	460,508	8,707	—	372	(21,359)	—	—	448,228
Biometano Verde Paulínia S.A.	238,239	(4,803)	—	—	—	—	—	233,436
Compass Gás e Energia	557,943	154,050	—	4,208	(77,052)	—	—	639,149
Rumo
Rumo S.A.	10,457,452	608,363	(5,692)	(46,468)	(1,191,051)	12,921	16,904	9,852,429
Moove
Moove Lubricants Holdings	566,991	167,574	—	(10,364)	—	—	(2,621)	721,580
Corporate
Cosan Limited Partners Brasil Consultoria Ltda	5	(46)	—	—	—	—	46	5
Cosan Nove Participações S.A.	2,164,445	(3,266,444)	89,084	54,812	(331,000)	1,286,270	3,779	946
Cosan Dez Participações S.A.	980,133	523,508	35,639	7,161	(623,592)	(922,798)	(51)	—
Radar
Janus Brasil Participações S.A.	5,051,050	590,091	—	—	(232,534)	—	(178,814)	5,229,793
Tellus Brasil Participações S.A.	3,124,858	269,831	—	—	(83,738)	—	(6,370)	3,304,581
Gamiovapar Empreendimentos e Participações S.A.	591,606	27,282	—	—	(12,015)	—	(7,432)	599,441
Duguetiapar Empreendimentos e Participações S.A.	(2,338)	207	(2,228)	—	(167)	—	5,327	801
Radar II Propriedades Agrícolas S.A.	1,176,870	89,026	(1,536)	—	(36,977)	—	64,376	1,291,759
Radar Propriedades Agrícolas S.A.	255,348	319	—	—	(20,387)	—	10,902	246,182
Nova Agrícola Ponte Alta S.A.	430,599	80,132	—	—	(20,033)	—	24,808	515,506
Nova Santa Bárbara Agrícola S.A.	205,827	1,738	(7,451)	—	(17,110)	—	(169,885)	13,119
Nova Amaralina S.A. Propriedades Agrícolas	38,998	44,611	—	—	(11,019)	—	190,291	262,881
Terras da Ponte Alta S.A.	90,250	6,976	—	—	(5,599)	—	7,871	99,498
Paineira Propriedades Agrícolas S.A.	220,407	18,995	—	—	(7,150)	—	11,432	243,684
Manacá Propriedades Agrícolas S.A.	216,478	19,225	—	—	(6,528)	—	10,060	239,235
Castanheira Propriedades Agrícolas S.A.	284,845	16,336	—	—	(7,047)	—	40,426	334,560
Total	28,494,598	(472,276)	107,816	9,516	(2,831,692)	376,393	21,049	25,705,404

	Balance as of January 1, 2024	Interest in earnings of investees	(Reduction) Capital increase	Disposal of assets held for sale	Other comprehensive income	Dividends	Business combination	Other	Balance as of December 31, 2024
Compass
Companhia de Gás de São Paulo - COMGÁS	32,145	14,726	—	—	—	(20,680)	—	446	26,637
Commit Gás S.A.	1,562,500	138,356	—	—	—	(456,045)	112,401	235	1,357,447
Norgás S.A.	372,030	—	—	(372,030)	—	—	—	—	—
Companhia Paranaense de Gás - COMPAGAS	—	1,569	—	—	—	(3,446)	462,197	188	460,508
Biometano Verde Paulínia S.A.	237,981	1,228	—	—	—	(970)	—	—	238,239
Compass Gás e Energia	790,672	235,988	(179,999)	—	(19,254)	(269,808)	—	344	557,943
Rumo
Rumo S.A.	11,104,589	(657,631)	—		904	(6,676)	—	16,266	10,457,452
Moove
Moove Lubricants Holdings	695,848	118,209	—	—	26,028	(270,000)	—	(3,094)	566,991
Corporate
Cosan Limited Partners Brasil Consultoria Ltda	7	(2)	—	—	—	—	—	—	5
Cosan Nove Participações S.A.	2,567,019	(365,149)	34,202		25,796	(105,000)	—	7,577	2,164,445
Cosan Dez Participações S.A.	1,512,041	501,890	(396,395)	—	(34,229)	(603,022)	—	(152)	980,133
Radar
Janus Brasil Participações S.A.	4,743,201	513,119	—	—	—	(205,270)	—	—	5,051,050
Tellus Brasil Participações S.A.	3,156,328	359,813	(74,741)	—	—	(316,542)	—	—	3,124,858
Gamiovapar Empreendimentos e Participações S.A.	472,244	128,911	—	—	—	(9,549)	—	—	591,606
Duguetiapar Empreendimentos e Participações S.A.	66,715	7,911	(17,143)	—	—	(59,821)	—	—	(2,338)
Radar II Propriedades Agrícolas S.A.	1,089,154	113,818	(584)	—	—	(25,518)	—	—	1,176,870
Radar Propriedades Agrícolas S.A.	204,444	67,872	—	—	—	(16,968)	—	—	255,348
Nova Agrícola Ponte Alta S.A.	417,013	21,574	—	—	—	(7,988)	—	—	430,599
Nova Amaralina S.A. Propriedades Agrícolas	29,893	12,140	—	—	—	(3,035)	—	—	38,998
Nova Santa Bárbara Agrícola S.A.	197,833	8,239	—	—	—	(245)	—	—	205,827
Terras da Ponte Alta S.A.	84,251	(4,238)	—	—	—	10,237	—	—	90,250
Paineira Propriedades Agrícolas S.A.	199,303	24,339	—	—	—	(3,235)	—	—	220,407
Manacá Propriedades Agrícolas S.A.	199,584	23,397	—	—	—	(6,503)	—	—	216,478
Castanheira Propriedades Agrícolas S.A.	291,078	(4,050)	—	—	—	(2,183)	—	—	284,845
Total	30,025,873	1,262,029	(634,660)	(372,030)	(755)	(2,382,267)	574,598	21,810	28,494,598

Summary of balance sheet:

	Cosan Dez		Cosan Nove		Moove		Rumo		Radar
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Current
Asset	369,391	1,590,825	7,463	46,918	707,281	31,765	1,240,600	3,451,323	461,016	559,288
Liabilities	(15,290)	(1,336,052)	(19)	(40,018)	—	—	(1,474,294)	(1,267,586)	(127,550)	(137,056)
Current assets, net	354,101	254,773	7,444	6,900	707,281	31,765	(233,694)	2,183,737	333,466	422,232
Non-current
Asset	4,687,097	4,091,608	—	9,310,850	1,712,927	1,858,568	25,766,338	23,288,895	18,401,988	17,179,276
Liabilities	—	—	—	—	—	—	(11,690,002)	(10,741,388)	(861,011)	(602,315)
Non-current assets, net	4,687,097	4,091,608	—	9,310,850	1,712,927	1,858,568	14,076,336	12,547,507	17,540,977	16,576,961
Shareholders’ equity	5,041,198	4,346,381	7,444	9,317,750	2,420,208	1,890,333	13,842,642	14,731,244	17,874,443	16,999,193
Statements of profit or loss and other comprehensive income summarized:
	Cosan Dez			Cosan Nove			Moove
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Net revenue	—	—	—	—	—	—	—	—	—
Income before taxes	1,135,176	1,556,754	1,396,633	(9,652,455)	(1,078,773)	1,005,640	564,041	394,309	207,982
Income tax	(998)	(15,863)	(2,301)	(155)	(271)	(5,892)	—	—	—
Net income of the year	1,134,178	1,540,891	1,394,332	(9,652,610)	(1,079,044)	999,748	564,041	394,309	207,982
Other comprehensive income	25,575	(122,246)	1,957	161,974	76,229	(54,731)	(34,547)	86,760	(262,473)
Comprehensive results	1,159,753	1,418,645	1,396,289	(9,490,636)	(1,002,815)	945,017	529,494	481,069	(54,491)
Comprehensive income assigned to non-controlling shareholders	7,161	(34,229)	454	54,812	25,796	(14,728)	(10,364)	26,028	(78,742)
Dividends paid	(623,592)	(1,667,187)	(372,772)	(371,000)	—	(571,261)	—	(900,000)	—

	Rumo			Radar
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Net revenue	890,149	1,064,286	1,013,446	653,785	1,441,809	743,411
Income before taxes	1,003,776	(863,209)	769,233	1,847,428	1,936,036	2,820,202
Income tax	(156,718)	(96,038)	(49,569)	(186,368)	(130,285)	(147,636)
Net income of the year	847,058	(959,247)	719,664	1,661,060	1,805,751	2,672,566
Other comprehensive income	(66,559)	1,300	1,011	—	—	—
Comprehensive results	780,499	(957,947)	720,675	1,661,060	1,805,751	2,672,566
Comprehensive income assigned to non-controlling shareholders	(46,468)	904	704	—	—	—
Dividends paid	(1,500,000)	(170,817)	(122,231)	(649,721)	(917,530)	(530,576)

Summary of cash flow statements:

	Cosan Dez			Cosan Nove			Moove
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Cash generated (used) in operational activities	3,338	35,059	(176)	356	3,390	14,941	(275)	(3,079)	(359)
Cash generated (used) from investing activities	1,772,130	2,366,296	757,196	39,751	63,262	555,408	—	896,369	(5,683)
Cash (used) generated in financing activities	(1,790,000)	(2,770,208)	(372,772)	(40,000)	(65,000)	(571,261)	—	(900,000)	7,976
Increase (decrease) of cash and cash equivalents	(14,532)	(368,853)	384,248	107	1,652	(912)	(275)	(6,710)	1,934

Cash and cash equivalents at the beginning of the fiscal year	17,409	386,262	2,014	3,461	1,809	2,721	803	1,858	—
Effect of foreign exchange variation on the cash and cash equivalents balance	—	—	—	—	—	—	88	5,655	(76)
Cash and cash equivalents at the end of the year	2,877	17,409	386,262	3,568	3,461	1,809	616	803	1,858

	Rumo			Radar
	December 31, 2025	December 31, 2024	December 31, 2023.	December 31, 2025	December 31, 2024	December 31, 2023.
Cash generated (used) in operational activities	395,605	469,310	674,137	530,012	999,607	626,057
Cash generated (used) from investing activities	(467,632)	(487,467)	(175,273)	127,393	22,667	(30,681)
Cash (used) generated in financing activities	(1,532,108)	(692,256)	445,843	(670,833)	(1,029,179)	(581,012)
Increase (decrease) of cash and cash equivalents	(1,604,135)	(710,413)	944,707	(13,428)	(6,905)	14,364

Cash and cash equivalents at the beginning of the fiscal year	2,403,629	3,114,042	2,169,335	33,041	39,946	25,582
Effect of foreign exchange variation on the cash and cash equivalents balance	—	—	—	—	—	—
Cash and cash equivalents at the end of the year	799,494	2,403,629	3,114,042	19,613	33,041	39,946